Property, plant and equipment - Disclosure of information in relation to right-of-use assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Property, plant and equipment [abstract]
Interest expense on lease liabilities	£ (40)	£ (69)
Lease income	406	384
Expense relating to short-term and low-value leases	(24)	(20)
Variable lease payments included in lease income	£ 384	£ 360